DBX ETF Trust | 1
Schedule of Investments
Xtrackers Russell US Multifactor ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.0%
Communication Services
— 3.3%
Alphabet, Inc., Class A
484 154,967
Alphabet, Inc., Class C
392 125,487
AT&T, Inc.
23,440 609,909
Charter Communications, Inc.,
Class A *
1,090 218,131
Comcast Corp., Class A
11,044 294,764
Electronic Arts, Inc.
3,384 683,670
Fox Corp., Class A
5,616 367,848
Fox Corp., Class B
3,781 220,281
Frontier Communications
Parent, Inc. *
2,802 106,252
GCI Liberty, Inc., Class A *
44 1,467
GCI Liberty, Inc., Class C *
221 7,364
IAC, Inc. *
442 15,501
Iridium Communications, Inc.
2,650 43,460
Liberty Broadband Corp., Class
A *
206 9,540
Liberty Broadband Corp., Class
C *
1,123 51,984
Liberty Global Ltd., Class A *
11,004 125,556
Liberty Global Ltd., Class C *
8,966 102,930
Liberty Media Corp.-Liberty
Formula One, Class A *
142 12,479
Liberty Media Corp.-Liberty
Formula One, Class C *
1,348 129,381
Liberty Media Corp.-Liberty Live,
Class A *
262 20,153
Liberty Media Corp.-Liberty Live,
Class C *
445 35,248
Live Nation Entertainment, Inc. *
1,584 208,217
Madison Square Garden Sports
Corp. *
243 55,411
Match Group, Inc.
4,398 146,497
Meta Platforms, Inc., Class A
128 82,938
Millicom International Cellular
SA
6,591 349,784
Netflix, Inc. *
130 13,985
New York Times Co., Class A
4,321 278,704
News Corp., Class A
4,813 123,598
News Corp., Class B
1,641 48,295
Nexstar Media Group, Inc.
1,572 302,044
Omnicom Group, Inc.
5,979 428,230
Pinterest, Inc., Class A *
351 9,168
Spotify Technology SA *
67 40,124
Take-Two Interactive Software,
Inc. *
72 17,717
TKO Group Holdings, Inc.
876 169,848
T-Mobile US, Inc.
438 91,546
Verizon Communications, Inc.
11,496 472,601
Walt Disney Co.
1,056 110,320
Number
of Shares Value $
Warner Bros Discovery, Inc. *
3,865 92,760
(Cost $5,913,122)
6,378,159
Consumer Discretionary
— 10.4%
ADT, Inc.
4,359 35,962
Airbnb, Inc., Class A *
430 50,306
Amazon.com, Inc. *
311 72,531
Aptiv PLC *
3,648 282,902
Aramark
10,730 398,834
AutoNation, Inc. *
261 55,147
AutoZone, Inc. *
159 628,738
Bath & Body Works, Inc.
785 13,667
Best Buy Co., Inc.
3,868 306,655
Booking Holdings, Inc.
52 255,564
BorgWarner, Inc.
9,816 422,677
Boyd Gaming Corp.
3,771 314,124
Bright Horizons Family
Solutions, Inc. *
1,041 106,973
Brunswick Corp.
184 12,164
Burlington Stores, Inc. *
511 128,890
CarMax, Inc. *
914 35,335
Carnival Corp. *
1,820 46,920
Chewy, Inc., Class A *
302 10,501
Chipotle Mexican Grill, Inc. *
1,955 67,487
Choice Hotels International,
Inc. (a)
767 69,996
Churchill Downs, Inc.
287 31,309
Columbia Sportswear Co.
847 45,492
Coupang , Inc. *
1,764 49,674
Crocs, Inc. *
170 14,447
D.R. Horton, Inc.
1,920 305,299
Darden Restaurants, Inc.
3,634 652,594
Deckers Outdoor Corp. *
780 68,663
Dick's Sporting Goods, Inc.
388 80,149
Domino's Pizza, Inc.
399 167,432
DoorDash , Inc., Class A *
173 34,318
eBay, Inc.
12,819 1,061,285
Expedia Group, Inc.
2,197 561,751
Five Below, Inc. *
433 71,397
Floor & Decor Holdings, Inc.,
Class A *
321 20,422
Flutter Entertainment PLC *
745 155,563
Ford Motor Co.
15,209 201,976
Gap, Inc.
1,971 53,355
Garmin Ltd.
2,365 461,932
General Motors Co.
7,399 543,974
Gentex Corp.
3,615 82,530
Genuine Parts Co.
1,559 203,294
Grand Canyon Education, Inc. *
1,814 286,140
H&R Block, Inc.
7,244 305,117
Harley-Davidson, Inc.
473 11,584
Hasbro, Inc.
1,869 154,379

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Hilton Worldwide Holdings, Inc.
1,085 309,258
Home Depot, Inc.
89 31,766
Hyatt Hotels Corp., Class A (a)
413 67,893
Las Vegas Sands Corp.
1,623 110,624
Lear Corp.
1,325 142,252
Lennar Corp., Class A
1,644 215,857
Lennar Corp., Class B
61 7,539
Lithia Motors, Inc.
371 118,290
LKQ Corp.
9,640 286,212
Lowe's Cos., Inc.
1,191 288,794
Lululemon Athletica , Inc. *
695 128,005
Marriott International, Inc.,
Class A
634 193,237
Mattel, Inc. *
14,903 314,751
McDonald's Corp.
594 185,221
MGM Resorts International *
1,652 58,299
Mohawk Industries, Inc. *
954 110,569
Murphy USA, Inc.
289 111,285
Newell Brands, Inc.
1,131 4,128
NIKE, Inc., Class B
1,614 104,313
Norwegian Cruise Line Holdings
Ltd. *
674 12,442
NVR, Inc. *
75 563,047
Ollie's Bargain Outlet Holdings,
Inc. *
694 85,438
On Holding AG, Class A *
248 10,910
O'Reilly Automotive, Inc. *
5,552 564,638
Penske Automotive Group, Inc.
446 72,127
Planet Fitness, Inc., Class A *
958 107,267
Pool Corp.
641 156,148
PulteGroup, Inc.
5,052 642,564
PVH Corp.
234 19,834
Ralph Lauren Corp.
2,095 769,556
Restaurant Brands International,
Inc.
2,935 212,465
Ross Stores, Inc.
3,007 530,315
Royal Caribbean Cruises Ltd.
338 89,992
Service Corp. International
2,284 181,418
SharkNinja , Inc. *
846 82,544
Somnigroup International, Inc.
574 52,532
Starbucks Corp.
3,011 262,288
Tapestry, Inc.
2,861 312,650
Texas Roadhouse, Inc.
2,296 402,374
Thor Industries, Inc.
726 76,680
TJX Cos., Inc.
3,431 521,238
Toll Brothers, Inc.
2,102 293,923
TopBuild Corp. *
239 108,148
Tractor Supply Co.
6,487 355,358
Travel + Leisure Co.
2,099 143,949
Ulta Beauty, Inc. *
960 517,277
Vail Resorts, Inc.
515 72,208
Valvoline, Inc. *
1,365 42,738
Number
of Shares Value $
VF Corp.
2,534 44,345
Viking Holdings Ltd. *
438 29,250
Wendy's Co.
2,073 17,517
Whirlpool Corp.
283 21,890
Williams-Sonoma, Inc.
1,689 304,037
Wyndham Hotels & Resorts, Inc.
1,584 115,949
Wynn Resorts Ltd.
743 95,609
YETI Holdings, Inc. *
415 17,214
Yum! Brands, Inc.
2,874 440,326
(Cost $17,544,844)
20,075,947
Consumer Staples — 7.4%
Albertsons Cos., Inc., Class A
18,460 338,372
Altria Group, Inc.
24,436 1,441,968
Archer-Daniels-Midland Co.
3,968 241,016
BellRing Brands, Inc. *
2,637 81,457
BJ's Wholesale Club Holdings,
Inc. *
7,389 659,320
Boston Beer Co., Inc., Class A *
122 23,766
Brown-Forman Corp., Class A
311 8,867
Brown-Forman Corp., Class B
1,434 41,557
Bunge Global SA
1,084 104,140
Campbell's Company
1,132 34,503
Casey's General Stores, Inc.
697 397,611
Church & Dwight Co., Inc.
1,835 156,269
Clorox Co.
1,055 113,877
Coca-Cola Co.
1,294 94,617
Coca-Cola Consolidated, Inc.
1,731 282,066
Colgate-Palmolive Co.
3,873 311,350
Conagra Brands, Inc.
8,248 147,227
Constellation Brands, Inc., Class
A
449 61,235
Costco Wholesale Corp.
118 107,804
Darling Ingredients, Inc. *
1,831 67,033
Dollar General Corp.
1,681 184,053
Dollar Tree, Inc. *
197 21,830
Estee Lauder Cos., Inc., Class A
377 35,464
Flowers Foods, Inc.
5,114 54,873
General Mills, Inc.
6,135 290,492
Hershey Co.
2,177 409,450
Hormel Foods Corp.
7,074 164,188
Ingredion, Inc.
4,169 448,334
J M Smucker Co.
868 90,428
Kellanova
7,369 616,343
Kenvue , Inc.
19,347 335,670
Keurig Dr Pepper, Inc.
5,698 158,974
Kimberly-Clark Corp.
4,081 445,319
Kraft Heinz Co.
7,454 190,152
Kroger Co.
15,714 1,057,238
Lamb Weston Holdings, Inc.
600 35,436
Maplebear , Inc. *
7,535 316,545
McCormick & Co., Inc.
3,649 246,235

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Molson Coors Beverage Co.,
Class B
8,867 412,404
Mondelez International, Inc.,
Class A
4,914 282,899
Monster Beverage Corp. *
6,251 468,763
PepsiCo, Inc.
833 123,900
Performance Food Group Co. *
1,686 163,660
Philip Morris International, Inc.
1,686 265,511
Pilgrim's Pride Corp.
2,948 112,142
Post Holdings, Inc. *
2,571 267,461
Procter & Gamble Co.
520 77,043
Reynolds Consumer Products,
Inc.
1,091 27,253
Seaboard Corp.
4 18,718
Smithfield Foods, Inc.
1,657 35,808
Sprouts Farmers Market, Inc. *
3,397 284,703
Sysco Corp.
4,295 327,279
Target Corp.
1,013 91,798
Tyson Foods, Inc., Class A
7,810 453,371
US Foods Holding Corp. *
12,176 957,886
Walmart, Inc.
697 77,025
(Cost $14,677,572)
14,262,703
Energy — 2.5%
Antero Midstream Corp.
7,871 141,757
Antero Resources Corp. *
311 11,330
Baker Hughes Co.
12,611 633,072
Cheniere Energy, Inc.
743 154,886
Chevron Corp.
3,063 462,911
ConocoPhillips
1,020 90,464
Coterra Energy, Inc.
11,147 299,186
Devon Energy Corp.
1,385 51,328
DT Midstream, Inc.
1,265 153,647
EOG Resources, Inc.
4,392 473,677
Exxon Mobil Corp.
713 82,651
Halliburton Co.
1,347 35,318
HF Sinclair Corp.
523 27,672
Kinder Morgan, Inc.
9,428 257,573
Marathon Petroleum Corp.
1,973 382,229
Matador Resources Co.
265 11,236
NOV, Inc.
1,370 21,043
Occidental Petroleum Corp.
266 11,172
ONEOK, Inc.
874 63,645
Ovintiv , Inc.
517 21,176
Phillips 66
1,322 181,061
Range Resources Corp.
579 22,865
SLB Ltd.
3,590 130,102
Targa Resources Corp.
1,585 277,866
TechnipFMC PLC
5,454 246,848
Texas Pacific Land Corp.
67 57,907
Valero Energy Corp.
1,222 216,001
Viper Energy, Inc., Class A
1,136 41,498
Number
of Shares Value $
Williams Cos., Inc.
3,065 186,750
(Cost $4,271,885)
4,746,871
Financials — 15.6%
Affiliated Managers Group, Inc.
1,441 387,384
Aflac, Inc.
4,756 524,634
AGNC Investment Corp. REIT (a)
6,266 65,730
Allstate Corp.
4,575 974,384
Ally Financial, Inc.
851 35,146
American Express Co.
482 176,060
American Financial Group, Inc.
1,353 186,335
American International Group,
Inc.
1,326 100,988
Ameriprise Financial, Inc.
473 215,565
Annaly Capital Management,
Inc. REIT
7,839 178,729
Aon PLC, Class A
989 350,027
Apollo Global Management, Inc.
537 70,803
Arch Capital Group Ltd. *
7,054 662,512
Ares Management Corp., Class
A
546 85,640
Arthur J Gallagher & Co.
321 79,486
Assurant, Inc.
1,246 284,287
Assured Guaranty Ltd.
650 58,851
Axis Capital Holdings Ltd.
4,954 506,497
Bank of America Corp.
441 23,660
Bank of New York Mellon Corp.
2,000 224,200
Bank OZK
2,229 102,579
Berkshire Hathaway, Inc., Class
B *
280 143,867
Blackrock, Inc.
196 205,271
Blackstone, Inc.
1,125 164,723
Blue Owl Capital, Inc.
720 10,800
BOK Financial Corp.
286 32,209
Brighthouse Financial, Inc. *
245 16,060
Brookfield Asset Management
Ltd., Class A
1,188 62,655
Brown & Brown, Inc.
2,962 238,234
Capital One Financial Corp.
1,720 376,800
Carlyle Group, Inc.
1,505 82,068
Cboe Global Markets, Inc.
2,802 723,392
Charles Schwab Corp.
334 30,972
Chubb Ltd.
1,156 342,384
Cincinnati Financial Corp.
7,394 1,239,160
Citigroup, Inc.
537 55,633
Citizens Financial Group, Inc.
2,206 119,345
CME Group, Inc.
569 160,151
CNA Financial Corp.
395 18,466
Columbia Banking System, Inc.
2,663 73,818
Comerica, Inc.
834 67,037
Commerce Bancshares, Inc.
1,619 87,280
Corebridge Financial, Inc.
1,412 42,388
Corpay , Inc. *
1,293 382,469

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Credit Acceptance Corp. *
66 30,490
Cullen/Frost Bankers, Inc.
763 94,398
East West Bancorp, Inc.
1,347 143,725
Equitable Holdings, Inc.
2,303 107,527
Euronet Worldwide, Inc. *
1,497 110,913
Evercore , Inc., Class A
1,680 537,718
Everest Group Ltd.
521 163,745
FactSet Research Systems, Inc.
912 252,870
Fidelity National Financial, Inc.
3,901 231,836
Fidelity National Information
Services, Inc.
3,438 226,117
Fifth Third Bancorp
2,935 127,555
First American Financial Corp.
1,176 77,334
First Citizens BancShares , Inc.,
Class A
19 35,680
First Hawaiian, Inc.
1,490 37,131
First Horizon Corp.
4,162 92,979
Fiserv, Inc. *
1,672 102,778
FNB Corp.
3,795 63,149
Franklin Resources, Inc.
1,548 34,969
Freedom Holding Corp./NV *
93 12,267
Global Payments, Inc.
2,254 170,763
Globe Life, Inc.
3,894 524,639
Goldman Sachs Group, Inc.
74 61,127
Hamilton Lane, Inc., Class A
1,885 233,617
Hanover Insurance Group, Inc.
1,709 317,105
Hartford Insurance Group, Inc.
6,006 823,002
Houlihan Lokey , Inc.
3,154 553,212
Huntington Bancshares, Inc.
8,741 142,478
Interactive Brokers Group, Inc.,
Class A
3,895 253,253
Intercontinental Exchange, Inc.
561 88,245
Invesco Ltd.
5,704 139,463
Jack Henry & Associates, Inc.
1,749 305,166
Janus Henderson Group PLC
5,978 261,298
Jefferies Financial Group, Inc.
392 22,564
JPMorgan Chase & Co.
54 16,906
Kemper Corp.
1,230 50,086
KeyCorp
722 13,270
Kinsale Capital Group, Inc.
432 166,277
KKR & Co., Inc.
270 33,024
Lazard, Inc.
6,588 332,694
Lincoln National Corp.
892 36,697
Loews Corp.
2,552 275,284
LPL Financial Holdings, Inc.
1,065 379,183
M&T Bank Corp.
1,004 190,981
Markel Group, Inc. *
375 780,165
MarketAxess Holdings, Inc.
873 143,076
Marsh & McLennan Cos., Inc.
1,331 244,172
Mastercard , Inc., Class A
112 61,659
MetLife, Inc.
1,918 146,842
MGIC Investment Corp.
15,211 431,232
Number
of Shares Value $
Moody's Corp.
666 326,859
Morgan Stanley
547 92,804
Morningstar, Inc.
445 95,613
MSCI, Inc.
663 373,746
Nasdaq, Inc.
2,012 182,931
Northern Trust Corp.
1,462 192,019
Old Republic International Corp.
10,984 506,362
OneMain Holdings, Inc.
1,762 109,297
PayPal Holdings, Inc.
5,298 332,132
Pinnacle Financial Partners, Inc.
633 58,033
PNC Financial Services Group,
Inc.
920 175,462
Popular, Inc.
739 84,771
Primerica, Inc.
501 128,917
Principal Financial Group, Inc.
1,246 105,686
Progressive Corp.
2,677 612,471
Prosperity Bancshares, Inc.
1,168 80,253
Prudential Financial, Inc.
776 84,002
Raymond James Financial, Inc.
1,718 268,936
Regions Financial Corp.
6,153 156,594
Reinsurance Group of America,
Inc.
457 86,771
RenaissanceRe Holdings Ltd.
1,566 408,992
Rithm Capital Corp. REIT
6,137 70,514
RLI Corp.
3,020 186,213
Ryan Specialty Holdings, Inc.
382 22,183
S&P Global, Inc.
342 170,600
SEI Investments Co.
6,788 548,878
Shift4 Payments, Inc., Class A *
131 9,665
SLM Corp.
2,020 59,186
SOUTHSTATE BANK Corp.
633 56,660
Starwood Property Trust, Inc.
REIT
2,406 44,126
State Street Corp.
585 69,627
Stifel Financial Corp.
1,192 145,424
Synchrony Financial
15,614 1,207,899
Synovus Financial Corp.
1,247 60,105
T. Rowe Price Group, Inc.
4,112 420,987
Toast, Inc., Class A *
265 9,060
TPG, Inc.
276 16,306
Tradeweb Markets, Inc., Class A
2,268 246,894
Travelers Cos., Inc.
2,853 835,530
Truist Financial Corp.
586 27,249
Unum Group
5,914 449,287
US Bancorp
3,486 170,988
Virtu Financial, Inc., Class A
1,517 54,248
Visa, Inc., Class A
174 58,193
Voya Financial, Inc.
780 54,834
W.R. Berkley Corp.
8,551 664,327
Webster Financial Corp.
1,508 89,877
Wells Fargo & Co.
610 52,369
Western Union Co.
7,828 68,808

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
WEX, Inc. *
137 20,325
White Mountains Insurance
Group Ltd.
42 85,019
Willis Towers Watson PLC
89 28,569
Wintrust Financial Corp.
745 99,845
XP, Inc., Class A
1,217 23,987
Zions Bancorp NA
862 45,884
(Cost $27,036,121)
30,285,657
Health Care — 11.9%
Abbott Laboratories
2,568 331,015
AbbVie, Inc.
323 73,547
Agilent Technologies, Inc.
1,305 200,317
Align Technology, Inc. *
127 18,693
Amgen, Inc.
352 121,602
Avantor , Inc. *
1,869 21,923
Baxter International, Inc.
1,101 20,633
Becton Dickinson & Co.
385 74,698
Biogen, Inc. *
104 18,937
BioMarin Pharmaceutical, Inc. *
764 42,730
Bio- Techne Corp.
466 30,062
Boston Scientific Corp. *
1,189 120,779
Bristol-Myers Squibb Co.
3,792 186,566
Cardinal Health, Inc.
15,860 3,366,444
Cencora , Inc.
6,476 2,389,191
Centene Corp. *
5,266 207,164
Charles River Laboratories
International, Inc. *
80 14,251
Chemed Corp.
536 235,406
Cigna Group
2,071 574,247
Cooper Cos., Inc. *
1,063 82,840
Corcept Therapeutics, Inc. *
197 15,642
CVS Health Corp.
6,698 538,251
Danaher Corp.
289 65,539
DaVita, Inc. *
1,170 140,026
Dexcom , Inc. *
198 12,567
Doximity , Inc., Class A *
191 9,825
Edwards Lifesciences Corp. *
1,966 170,393
Elanco Animal Health, Inc. *
921 21,432
Elevance Health, Inc.
204 69,005
Encompass Health Corp.
4,073 473,364
Envista Holdings Corp. *
1,175 24,557
Exelixis , Inc. *
12,994 573,945
GE HealthCare Technologies,
Inc.
2,242 179,338
Gilead Sciences, Inc.
4,159 523,369
Globus Medical, Inc., Class A *
1,488 135,468
Halozyme Therapeutics, Inc. *
1,158 82,681
HCA Healthcare, Inc.
1,031 524,047
Henry Schein, Inc. *
5,783 431,238
Hologic , Inc. *
1,743 130,673
Humana, Inc.
781 191,946
IDEXX Laboratories, Inc. *
371 279,318
Number
of Shares Value $
Incyte Corp. *
2,047 213,830
Insulet Corp. *
394 128,913
Intuitive Surgical, Inc. *
179 102,653
IQVIA Holdings, Inc. *
399 91,774
Jazz Pharmaceuticals PLC *
1,946 343,527
Johnson & Johnson
745 154,155
Labcorp Holdings, Inc.
2,047 550,193
Masimo Corp. *
147 20,937
McKesson Corp.
2,246 1,978,996
Medpace Holdings, Inc. *
93 55,099
Medtronic PLC
3,610 380,241
Merck & Co., Inc.
679 71,180
Mettler -Toledo International,
Inc. *
81 119,614
Molina Healthcare, Inc. *
1,896 281,101
Natera , Inc. *
93 22,209
Neurocrine Biosciences, Inc. *
919 139,835
Penumbra, Inc. *
344 100,850
Perrigo Co. PLC
1,648 22,001
Pfizer, Inc.
5,879 151,325
QIAGEN NV
3,054 145,828
Quest Diagnostics, Inc.
2,098 396,900
Regeneron Pharmaceuticals, Inc.
119 92,843
Repligen Corp. *
108 18,470
ResMed , Inc.
1,808 462,541
Revvity , Inc.
626 65,361
Royalty Pharma PLC, Class A
20,462 818,889
Solventum Corp. *
5,819 496,128
STERIS PLC
1,578 420,190
Stryker Corp.
332 123,232
Teleflex, Inc.
134 15,332
Tenet Healthcare Corp. *
1,248 270,616
Thermo Fisher Scientific, Inc.
82 48,448
United Therapeutics Corp. *
1,153 560,358
UnitedHealth Group, Inc.
62 20,446
Universal Health Services, Inc.,
Class B
2,304 561,324
Veeva Systems, Inc., Class A *
786 188,868
Viatris , Inc.
10,814 115,602
Waters Corp. *
671 270,695
West Pharmaceutical Services,
Inc.
154 42,696
Zimmer Biomet Holdings, Inc.
1,853 180,705
Zoetis, Inc.
1,262 161,763
(Cost $18,382,668)
23,129,337
Industrials — 20.2%
3M Co.
2,525 434,426
A O Smith Corp.
2,572 169,701
AAON, Inc.
1,128 105,445
Acuity, Inc.
1,041 381,443
Advanced Drainage Systems,
Inc.
76 11,581

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
AECOM
4,991 514,722
AGCO Corp.
217 22,993
Air Lease Corp.
2,005 128,180
Alaska Air Group, Inc. *
3,082 132,095
Allegion PLC
2,691 446,787
Allison Transmission Holdings,
Inc.
5,490 486,743
American Airlines Group, Inc. *
4,004 56,256
AMETEK, Inc.
2,168 429,026
API Group Corp. *
1,462 57,837
Applied Industrial Technologies,
Inc.
1,224 316,796
Armstrong World Industries, Inc.
1,553 294,666
ATI, Inc. *
680 68,544
Automatic Data Processing, Inc.
1,177 300,488
Axon Enterprise, Inc. *
59 31,868
Booz Allen Hamilton Holding
Corp.
1,899 158,491
Broadridge Financial Solutions,
Inc.
2,036 464,391
Builders FirstSource , Inc. *
853 95,732
BWX Technologies, Inc.
1,518 271,540
C.H. Robinson Worldwide, Inc.
4,773 758,287
CACI International, Inc., Class
A *
1,209 746,074
Carlisle Cos., Inc.
1,047 333,019
Carpenter Technology Corp.
267 85,050
Carrier Global Corp.
156 8,561
Caterpillar, Inc.
636 366,183
Cintas Corp.
1,244 231,409
Clean Harbors, Inc. *
694 157,927
CNH Industrial NV
11,617 109,548
Comfort Systems USA, Inc.
703 686,789
Concentrix Corp.
1,751 63,404
Copart , Inc. *
6,212 242,144
Core & Main, Inc., Class A *
1,453 70,238
Crane Co.
1,068 195,711
CSX Corp.
7,055 249,465
Cummins, Inc.
2,034 1,012,891
Curtiss-Wright Corp.
802 452,561
Dayforce , Inc. *
572 39,525
Deere & Co.
305 141,669
Delta Air Lines, Inc.
7,304 468,186
Donaldson Co., Inc.
4,084 367,152
Dover Corp.
2,039 377,786
Eaton Corp. PLC
561 194,044
EMCOR Group, Inc.
1,559 958,894
Emerson Electric Co.
1,386 184,865
Equifax, Inc.
586 124,449
Esab Corp.
1,056 118,525
Everus Construction Group,
Inc. *
1,291 118,720
ExlService Holdings, Inc. *
7,252 288,122
Number
of Shares Value $
Expeditors International of
Washington, Inc.
3,351 492,262
Fastenal Co.
13,721 554,328
FedEx Corp.
1,201 331,092
Ferguson Enterprises, Inc.
1,085 273,062
Flowserve Corp.
2,834 202,206
Fortive Corp.
2,629 140,599
Fortune Brands Innovations, Inc.
1,311 67,687
Ftai Aviation Ltd.
105 18,190
FTI Consulting, Inc. *
577 94,138
Gates Industrial Corp. PLC *
7,379 167,946
GE Aerospace
236 70,434
GE Vernova , Inc.
234 140,346
Generac Holdings, Inc. *
223 33,813
General Dynamics Corp.
1,181 403,465
Genpact Ltd.
10,734 472,940
Graco , Inc.
3,511 289,447
GXO Logistics, Inc. *
809 41,049
Hayward Holdings, Inc. *
1,428 23,491
HEICO Corp.
197 62,431
HEICO Corp., Class A
404 99,776
Hexcel Corp.
757 57,706
Honeywell International, Inc.
443 85,140
Howmet Aerospace, Inc.
1,412 288,881
Hubbell, Inc.
783 337,810
Huntington Ingalls Industries,
Inc.
374 117,294
IDEX Corp.
576 100,184
Illinois Tool Works, Inc.
1,713 427,017
Ingersoll Rand, Inc.
839 67,405
ITT, Inc.
2,273 418,596
Jacobs Solutions, Inc.
3,968 534,926
JB Hunt Transport Services, Inc.
2,242 390,018
Johnson Controls International
PLC
1,829 212,731
KBR, Inc.
1,594 65,705
Kirby Corp. *
1,450 164,604
Knight-Swift Transportation
Holdings, Inc.
2,614 119,721
L3Harris Technologies, Inc.
907 252,772
Landstar System, Inc.
588 76,934
Leidos Holdings, Inc.
6,730 1,286,103
Lennox International, Inc.
506 252,428
Leonardo DRS, Inc.
628 21,459
Lincoln Electric Holdings, Inc.
1,181 282,767
Lockheed Martin Corp.
585 267,848
ManpowerGroup , Inc.
207 5,953
Masco Corp.
6,580 426,845
MasTec , Inc. *
1,303 278,686
Middleby Corp. *
1,005 118,791
MSA Safety, Inc.
462 74,521
MSC Industrial Direct Co., Inc.,
Class A
2,866 254,959

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Mueller Industries, Inc.
7,066 776,341
Nordson Corp.
306 72,724
Norfolk Southern Corp.
962 280,991
Northrop Grumman Corp.
842 481,835
nVent Electric PLC
524 56,209
Old Dominion Freight Line, Inc.
1,149 155,448
Oshkosh Corp.
2,496 319,937
Otis Worldwide Corp.
2,853 253,489
Owens Corning
475 53,789
PACCAR, Inc.
2,570 270,929
Parker-Hannifin Corp.
433 373,116
Parsons Corp. *
1,748 148,021
Paychex, Inc.
2,956 330,156
Paycom Software, Inc.
1,254 202,107
Paylocity Holding Corp. *
587 86,483
Pentair PLC
3,601 378,969
Quanta Services, Inc.
658 305,891
RB Global, Inc.
2,176 213,683
RBC Bearings, Inc. *
191 84,989
Regal Rexnord Corp.
393 57,374
Republic Services, Inc.
1,049 227,696
Robert Half, Inc.
1,631 44,102
Rockwell Automation, Inc.
435 172,199
Rollins, Inc.
3,543 217,824
RTX Corp.
1,314 229,832
Ryder System, Inc.
2,394 414,665
Schneider National, Inc., Class B
3,339 75,495
Science Applications
International Corp.
3,063 264,061
Sensata Technologies Holding
PLC
712 22,834
Simpson Manufacturing Co., Inc.
832 139,260
SiteOne Landscape Supply,
Inc. *
527 70,766
Snap-on, Inc.
2,657 903,513
Southwest Airlines Co.
5,260 183,101
SS&C Technologies Holdings,
Inc.
5,248 451,013
Stanley Black & Decker, Inc.
1,199 85,752
Tetra Tech, Inc.
1,804 62,671
Textron, Inc.
1,690 140,540
Timken Co.
937 76,262
Toro Co.
1,666 116,187
Trane Technologies PLC
894 376,803
TransDigm Group, Inc.
123 167,301
TransUnion
1,222 103,931
Uber Technologies, Inc. *
791 69,244
U-Haul Holding Co.
758 36,467
U-Haul Holding Co. * (a)
118 6,213
Union Pacific Corp.
907 210,270
United Airlines Holdings, Inc. *
4,070 414,977
United Parcel Service, Inc.,
Class B
2,079 199,147
Number
of Shares Value $
United Rentals, Inc.
325 264,934
Valmont Industries, Inc.
1,117 461,287
Veralto Corp.
1,648 166,811
Verisk Analytics, Inc.
1,066 239,925
Vertiv Holdings Co., Class A
280 50,324
W.W. Grainger, Inc.
502 476,212
Waste Management, Inc.
610 132,901
Watsco , Inc.
513 177,703
WESCO International, Inc.
437 116,858
Westinghouse Air Brake
Technologies Corp.
2,438 508,445
WillScot Holdings Corp.
600 11,850
Woodward, Inc.
1,033 309,931
XPO, Inc. *
468 66,484
Xylem, Inc.
1,421 199,892
(Cost $33,349,955)
39,065,619
Information Technology
— 10.9%
Accenture PLC, Class A
500 125,000
Adobe, Inc. *
208 66,587
Advanced Micro Devices, Inc. *
71 15,445
Akamai Technologies, Inc. *
2,990 267,665
Amdocs Ltd.
7,204 550,962
Amphenol Corp., Class A
4,879 687,451
Analog Devices, Inc.
667 176,982
Appfolio , Inc., Class A *
215 49,080
Apple, Inc.
1,285 358,322
Applied Materials, Inc.
514 129,656
Arista Networks, Inc. *
986 128,850
Arrow Electronics, Inc. *
780 84,248
Atlassian Corp., Class A *
125 18,690
Autodesk, Inc. *
1,161 352,178
Avnet, Inc.
1,448 68,794
Bentley Systems, Inc., Class B
530 22,239
Cadence Design Systems, Inc. *
328 102,283
CCC Intelligent Solutions
Holdings, Inc. *
2,332 17,373
CDW Corp.
307 44,275
Ciena Corp. *
1,265 258,326
Cirrus Logic, Inc. *
1,657 199,403
Cisco Systems, Inc.
2,431 187,041
Cognex Corp.
327 12,459
Cognizant Technology Solutions
Corp., Class A
19,584 1,521,873
Corning, Inc.
7,271 612,218
Crane NXT Co.
406 22,858
Crowdstrike Holdings, Inc., Class
A *
46 23,421
Datadog , Inc., Class A *
183 29,282
Dell Technologies, Inc., Class C
582 77,610
Docusign , Inc. *
1,025 71,084
Dolby Laboratories, Inc., Class A
2,522 170,109

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Dropbox, Inc., Class A *
13,181 393,848
DXC Technology Co. *
2,294 30,281
Dynatrace , Inc. *
3,899 173,739
EPAM Systems, Inc. *
217 40,579
F5, Inc. *
3,758 898,763
Fair Isaac Corp. *
137 247,399
Flex Ltd. *
24,837 1,468,115
Fortinet, Inc. *
3,993 323,952
Gartner, Inc. *
1,057 246,006
Gen Digital, Inc.
8,688 229,103
GoDaddy , Inc., Class A *
3,963 506,709
Guidewire Software, Inc. *
922 199,134
Hewlett Packard Enterprise Co.
16,729 365,863
HP, Inc.
10,272 250,842
HubSpot , Inc. *
107 39,303
International Business Machines
Corp.
970 299,323
Intuit, Inc.
193 122,377
IPG Photonics Corp. *
108 8,601
Jabil, Inc.
6,873 1,448,210
Keysight Technologies, Inc. *
786 155,589
KLA Corp.
127 149,285
Kyndryl Holdings, Inc. *
1,444 37,298
Lam Research Corp.
1,149 179,244
Littelfuse , Inc.
184 47,108
MACOM Technology Solutions
Holdings, Inc. *
244 42,698
Manhattan Associates, Inc. *
504 88,931
Micron Technology, Inc.
277 65,505
Microsoft Corp.
459 225,833
Monolithic Power Systems, Inc.
121 112,309
Motorola Solutions, Inc.
648 239,553
NetApp, Inc.
2,859 318,950
Nutanix , Inc., Class A *
1,594 76,193
NVIDIA Corp.
249 44,073
Okta , Inc. *
354 28,437
ON Semiconductor Corp. *
564 28,335
Oracle Corp.
125 25,244
Palo Alto Networks, Inc. *
822 156,287
Pegasystems , Inc.
810 44,364
Procore Technologies, Inc. *
600 44,436
PTC, Inc. *
801 140,519
Pure Storage, Inc., Class A *
630 56,045
Qnity Electronics, Inc.
758 61,466
Qorvo , Inc. *
340 29,203
QUALCOMM, Inc.
759 127,580
Ralliant Corp.
873 43,100
RingCentral, Inc., Class A *
468 13,216
Roper Technologies, Inc.
391 174,472
Salesforce, Inc.
744 171,522
ServiceNow , Inc. *
158 128,361
Skyworks Solutions, Inc.
2,581 170,217
Number
of Shares Value $
Snowflake, Inc. *
58 14,572
Synopsys, Inc. *
765 319,778
TD SYNNEX Corp.
2,668 406,817
Teledyne Technologies, Inc. *
822 410,605
Teradyne, Inc.
304 55,295
Texas Instruments, Inc.
903 151,948
Trimble, Inc. *
5,704 464,420
Twilio , Inc., Class A *
371 48,115
Tyler Technologies, Inc. *
803 377,105
UiPath , Inc., Class A *
1,021 14,151
Universal Display Corp.
218 25,927
VeriSign, Inc.
4,679 1,179,061
Vontier Corp.
2,398 86,999
Workday, Inc., Class A *
1,176 253,569
Zebra Technologies Corp., Class
A *
479 121,067
Zoom Communications, Inc. *
3,118 264,905
Zscaler , Inc. *
67 16,850
(Cost $19,383,322)
21,180,468
Materials — 4.6%
Air Products and Chemicals, Inc.
734 191,611
Amcor PLC
19,581 166,830
Anglogold Ashanti PLC
1,224 104,872
AptarGroup, Inc.
1,901 237,150
Ashland, Inc.
186 9,839
Avery Dennison Corp.
809 139,447
Axalta Coating Systems Ltd. *
2,917 87,889
CF Industries Holdings, Inc.
7,496 589,935
Corteva , Inc.
7,549 509,331
CRH PLC
3,531 423,579
Crown Holdings, Inc.
3,613 349,847
Dow, Inc.
1,483 35,370
DuPont de Nemours, Inc.
1,513 60,172
Eagle Materials, Inc.
961 214,995
Eastman Chemical Co.
2,081 129,189
Ecolab, Inc.
781 214,900
Element Solutions, Inc.
2,133 55,287
FMC Corp.
710 10,146
Freeport-McMoRan, Inc.
1,640 70,487
Graphic Packaging Holding Co.
4,007 64,833
International Flavors &
Fragrances, Inc.
739 51,346
International Paper Co.
6,412 253,146
Linde PLC
280 114,890
Louisiana-Pacific Corp.
1,761 144,420
LyondellBasell Industries NV,
Class A
1,238 60,650
Martin Marietta Materials, Inc.
209 130,257
Mosaic Co.
3,484 85,323
NewMarket Corp.
149 113,766
Newmont Corp.
11,269 1,022,436
Nucor Corp.
722 115,152

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Packaging Corp. of America
2,124 433,445
PPG Industries, Inc.
1,362 136,255
Reliance, Inc.
2,526 705,562
Royal Gold, Inc.
2,287 466,182
RPM International, Inc.
3,211 344,380
Scotts Miracle- Gro Co.
562 31,820
Sealed Air Corp.
2,373 101,920
Sherwin-Williams Co.
692 237,834
Silgan Holdings, Inc.
2,688 106,552
Solstice Advanced Materials,
Inc. *
111 5,292
Sonoco Products Co.
306 12,904
Southern Copper Corp.
277 37,334
Steel Dynamics, Inc.
2,116 355,128
Vulcan Materials Co.
343 101,953
(Cost $8,044,128)
8,833,656
Real Estate — 3.9%
Agree Realty Corp. REIT
1,087 81,764
American Homes 4 Rent, Class
A REIT
3,054 98,095
American Tower Corp. REIT
498 90,272
AvalonBay Communities, Inc.
REIT
1,103 200,680
Brixmor Property Group, Inc.
REIT
6,096 159,349
BXP, Inc. REIT
331 23,951
Camden Property Trust REIT
504 53,595
CBRE Group, Inc., Class A *
3,639 588,899
CoStar Group, Inc. *
337 23,186
Cousins Properties, Inc. REIT
917 23,640
CubeSmart REIT
3,985 148,362
Digital Realty Trust, Inc. REIT
267 42,752
EastGroup Properties, Inc. REIT
647 117,223
EPR Properties REIT
1,127 58,908
Equinix , Inc. REIT
73 54,992
Equity LifeStyle Properties, Inc.
REIT
3,131 196,846
Equity Residential REIT
3,609 222,856
Essex Property Trust, Inc. REIT
871 229,613
Extra Space Storage, Inc. REIT
535 71,246
Federal Realty Investment Trust
REIT
745 73,554
First Industrial Realty Trust, Inc.
REIT
3,158 180,764
Gaming and Leisure Properties,
Inc. REIT
8,816 383,760
Healthpeak Properties, Inc. REIT
2,354 42,984
Highwoods Properties, Inc. REIT
1,492 41,478
Host Hotels & Resorts, Inc. REIT
9,792 172,633
Howard Hughes Holdings, Inc. *
413 36,976
Invitation Homes, Inc. REIT
1,981 55,864
Iron Mountain, Inc. REIT
390 33,677
Jones Lang LaSalle, Inc. *
905 294,749
Number
of Shares Value $
Kilroy Realty Corp. REIT
1,248 53,527
Kimco Realty Corp. REIT
3,574 73,839
Lamar Advertising Co., Class
A REIT
1,377 182,301
Mid-America Apartment
Communities, Inc. REIT
1,583 215,114
National Storage Affiliates Trust
REIT
460 13,547
NNN REIT, Inc. REIT
3,561 147,247
Omega Healthcare Investors,
Inc. REIT
5,371 246,636
Prologis, Inc. REIT
1,019 130,972
Public Storage REIT
1,331 365,413
Rayonier, Inc. REIT
5,661 125,731
Realty Income Corp. REIT
1,317 75,872
Regency Centers Corp. REIT
1,960 139,474
Rexford Industrial Realty, Inc.
REIT
720 29,959
SBA Communications Corp.
REIT
1,610 312,775
Simon Property Group, Inc. REIT
2,553 475,675
STAG Industrial, Inc. REIT
1,777 69,801
Sun Communities, Inc. REIT
270 34,787
UDR, Inc. REIT
777 28,298
Ventas, Inc. REIT
643 51,845
VICI Properties, Inc. REIT
20,226 582,913
Vornado Realty Trust REIT
712 26,216
Welltower , Inc. REIT
303 63,091
Weyerhaeuser Co. REIT
2,143 47,596
WP Carey, Inc. REIT
3,076 207,230
(Cost $7,307,774)
7,502,527
Utilities — 8.3%
AES Corp.
3,118 43,838
Alliant Energy Corp.
5,422 376,666
Ameren Corp.
6,325 672,664
American Electric Power Co.,
Inc.
5,436 672,814
American Water Works Co., Inc.
1,781 231,655
Atmos Energy Corp.
2,950 520,291
Brookfield Renewable Corp.
3,853 159,861
CenterPoint Energy, Inc.
9,401 375,852
Clearway Energy, Inc., Class A
1,481 50,650
Clearway Energy, Inc., Class C
2,833 103,744
CMS Energy Corp.
6,798 512,841
Consolidated Edison, Inc.
4,554 457,039
Constellation Energy Corp.
44 16,032
Dominion Energy, Inc.
6,488 407,252
DTE Energy Co.
4,489 615,128
Duke Energy Corp.
4,063 503,568
Edison International
4,295 252,933
Entergy Corp.
8,706 849,009
Essential Utilities, Inc.
4,812 190,507
Evergy , Inc.
8,828 685,494

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
Hidden Row
Number
of Shares Value $
Eversource Energy
4,454 299,220
Exelon Corp.
15,518 731,208
FirstEnergy Corp.
7,237 345,350
IDACORP, Inc.
2,112 278,319
MDU Resources Group, Inc.
5,235 111,610
National Fuel Gas Co.
5,364 442,262
NextEra Energy, Inc.
2,162 186,559
NiSource, Inc.
8,870 391,433
NRG Energy, Inc.
4,566 773,891
OGE Energy Corp.
8,514 389,771
PG&E Corp.
20,442 329,525
Pinnacle West Capital Corp.
5,421 492,552
PPL Corp.
13,065 482,099
Public Service Enterprise Group,
Inc.
2,899 242,124
Sempra
3,123 295,811
Southern Co.
3,940 359,013
Talen Energy Corp. *
995 392,299
UGI Corp.
8,944 353,735
Vistra Corp.
1,131 202,291
WEC Energy Group, Inc.
5,375 602,376
Xcel Energy, Inc.
8,494 697,442
(Cost $13,518,231)
16,096,728
TOTAL COMMON STOCKS
(Cost $169,429,622)
191,557,672
Number
of Shares Value $
RIGHTS — 0.0%
Communication Services
— 0.0%
GCI Liberty, Inc.* , Class R,
expires 12/31/25 *
(Cost $0)
100 620
EXCHANGE-TRADED FUNDS
— 0.2%
iShares Russell 1000 ETF
800 299,552
Vanguard S&P 500 ETF
293 184,124
(Cost $336,745)
483,676
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.91%
(b)(c)
(Cost $173,020)
173,020 173,020
CASH EQUIVALENTS — 0.6%
DWS Government Money Market
Series "Institutional Shares",
3.94% (b)
(Cost $1,128,080)
1,128,080 1,128,080
TOTAL INVESTMENTS — 99.9%
(Cost $171,067,467)
193,343,068
Other assets and liabilities,
net — 0.1%
211,609
NET ASSETS — 100.0%
193,554,677
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.91% (b)(c)
452,820 — (279,800) (d) — — 178 — 173,020 173,020
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series "Institutional Shares", 3.94% (b)
1,224,124 995,475 (1,091,519) — — 11,662 — 1,128,080 1,128,080
1,676,944 995,475 (1,371,319) — — 11,840 — 1,301,100 1,301,100
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $168,397, which is 0.1% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Russell US Multifactor ETF
(Continued)
November 30, 2025 (Unaudited)
At November 30, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DEUS-PH1
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
E-Mini S&P 500 Index
USD 1 332,675 342,975 12/19/2025 10,300
Micro E-Mini S&P 500 Index
USD 21 701,416 720,248 12/19/2025 18,832
Micro E-mini S&P MidCap 400 Index
USD 9 297,651 298,296 12/19/2025 645
Total unrealized appreciation
29,777
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 191,557,672 $ — $ — $ 191,557,672
Rights
620 — — 620
Exchange-Traded Funds
483,676 — — 483,676
Short-Term Investments (a)
1,301,100 — — 1,301,100
Derivatives (b)
Futures Contracts
29,777 — — 29,777
TOTAL
$ 193,372,845 $ — $ — $ 193,372,845
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.